Income Taxes - Significant Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets
Tax losses	$ 117,064	$ 68,481
Others	6,829	1,733
Total deferred tax assets	123,893	70,214
Less: Valuation allowance	(122,378)	(69,399)	$ (49,021)	$ (31,662)
Deferred tax assets	1,515	815
Deferred tax liabilities
Undistributed earnings from PRC entities	4,994	3,081
Others	69	77
Deferred tax liabilities	$ 5,063	$ 3,158